Benefit Plans (Defined Benefits Plan Assets, Target Allocations) (Details)	Dec. 31, 2024	Dec. 31, 2023
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	32.00%
Percentage of plan assets	31.00%	32.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	68.00%
Percentage of plan assets	68.00%	67.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Percentage of plan assets	1.00%	1.00%